Intangible Assets (Details) $ in Thousands	Jan. 31, 2018 NZD ($)	Jan. 31, 2018 USD ($)	Jan. 31, 2017 NZD ($)	Jan. 31, 2017 USD ($)	Jun. 30, 2016 NZD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 NZD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 NZD ($)
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 13,012		$ 14,680		$ 14,575		$ 17,381		$ 16,683
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	0		0		0		2,347		2,211
Patents and licences [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	201		596		274		17		117
Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	12,463	$ 12,463,000	12,036	$ 12,036,000	12,105	$ 12,105,000	12,702	$ 12,702,000	12,274
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	348		2,048		2,196		2,315		$ 2,081
Gross carrying amount [member] | Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	0		0		2,157		2,347
Gross carrying amount [member] | Patents and licences [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	919		1,169		818		557
Gross carrying amount [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	15,788		17,308		17,312		17,131
Accumulated depreciation and amortisation [member] | Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	0		0		(2,157)		0
Accumulated depreciation and amortisation [member] | Patents and licences [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	(718)		(573)		(544)		(540)
Accumulated depreciation and amortisation [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ (15,440)		$ (15,260)		$ (15,116)		$ (14,816)